Loss Per Share (Details) - Schedule of earning loss per share - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Earning Loss Per Share Abstract
Basic and diluted loss per share (cents per share)	$ (0.53)	$ (0.9)	$ (1.5)
Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	2,405,990,036	1,696,576,324	894,872,224